18. SHARE-BASED PAYMENT (Details 2)	12 Months Ended
	Dec. 31, 2020 Number shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options as of (Beginning)	5,820,274
Issued - grant of 2019 | shares
Outstanding options as of (Ending)	7,873,348
Issued grant June 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options as of (Beginning)	3,571,736
Issued grant April 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options as of (Beginning)	359,293
Exercised on April, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered	(260,487)
Exercised on September, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered	(16,580)
Exercised on June, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered	(140,945)
Exercised on October, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered	(267,475)
Exercised on June, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered	(97,875)
Forfeiture grant of June, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	(112,089)	[1]
Forfeiture grant of April, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	(98,806)	[1]
Forfeiture grant of July, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	(440,302)	[1]
Forfeiture grant of June, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	(125,363)	[1]
Forfeiture grant of October, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	(244,863)	[1]
Forfeiture grant of April, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	(73,170)	[1]

[1]	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.